Note 1 - Nature of Operations and Summary of Significant Accounting Policies (Details) - Franchise Agreements	9 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Franchise Agreements [Abstract]
Clinics open at beginning of period	246	175	175	82
Clinics opened during the period			73	93
Clinics closed during the period			(2)
Clinics in operation at the end of the period	277	230	246	175
Clinics sold but not yet operational	180	248	268	223